Business Segment Information	6 Months Ended
Jun. 30, 2016
Business Segment Information
8. Business Segment Information

The Company determines and presents operating segments based on the information that is internally provided to the Chief Executive Officer, Chief Financial Officer and Chief Operating Officer, who together are considered the Company’s chief operating decision maker, in accordance with FASB ASC 280-10 Disclosures about Segments of an Enterprises and Related Information.

The Company is a contract research organization (“CRO”), providing outsourced development services on a global basis to the pharmaceutical, biotechnology and medical device industries. It specializes in the strategic development, management and analysis of programs that support all stages of the clinical development process - from compound selection to Phase I-IV clinical studies.  The Company has the expertise and capability to conduct clinical trials in most major therapeutic areas on a global basis and has the operational flexibility to provide development services on a stand-alone basis or as part of an integrated “full service” solution.  The Company has expanded predominately through internal growth, together with a number of strategic acquisitions to enhance its expertise and capabilities in certain areas of the clinical development process.

The Company is generally awarded projects based upon responses to requests for proposals received from companies in the pharmaceutical, biotechnology and medical device industries or work orders executed under our strategic partnership arrangements.  Contracts with customers are generally entered into centrally, in most cases with ICON Clinical Research Limited (“ICON Ireland”), the Company’s principal operating subsidiary in Ireland.  Revenues, which consist primarily of fees earned under these contracts, are allocated to individual entities within the Group, based on where the work is performed in accordance with the Company’s global transfer pricing model.

ICON Ireland acts as the group entrepreneur under the Company’s global transfer pricing model given its role in the development and management of the group, it’s ownership of key intellectual property and customer relationships, its key role in the mitigation of risks faced by the group and its responsibility for maintaining the Company’s  global network.  As such it enters into the majority of the Company’s customer contracts.

ICON Ireland remunerates other operating entities in the ICON Group on the basis of a guaranteed cost plus mark up for the services they perform in each of their local territories.  The cost plus mark up for each ICON entity is established to ensure that each of ICON Ireland and the ICON entities that are involved in the conduct of services for customers, earn an appropriate arms-length return having regard to the assets owned, risks borne, and functions performed by each entity from these intercompany transactions. The cost plus mark-up policy is reviewed annually to ensure that it is market appropriate.

The geographic split of revenue disclosed for each region outside Ireland is the cost plus revenue attributable to these entities. The residual revenues of the Group, once each ICON entity has been paid its respective intercompany service fee, generally fall to be retained by ICON Ireland.  As such revenues and income from operations in Ireland are a function of this global transfer pricing model and comprise net revenues of the Group after deducting the cost plus revenues attributable to the activities performed outside Ireland.

The Company's areas of operation outside of Ireland include the United States, United Kingdom, France, Germany, Italy, Spain, The Netherlands, Sweden, Turkey, Poland, Czech Republic, Latvia, Russia, Ukraine, Hungary, Israel, Romania, Switzerland, Canada, Mexico, Brazil, Colombia, Argentina, Chile, Peru, India, China, South Korea, Japan, Thailand, Taiwan, Singapore, The Philippines, Australia, New Zealand, and South Africa.

Segment information as at June 30, 2016 and December 31, 2015 and for the three and six months ended June 30, 2016 and June 30, 2015 is as follows:

a) The distribution of net revenue by geographical area was as follows:

	Three Months ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2016	2015	2016	2015
	(in thousands)		(in thousands)
Ireland	$95,653	$105,413	$196,488	$219,503
Rest of Europe	79,436	78,540	155,078	162,628
U.S.	193,377	164,300	377,467	314,364
Rest of World	42,164	40,404	82,119	80,393

Total	$410,630	$388,657	$811,152	$776,888
* All sales shown for Ireland are export sales.

b) The distribution of income from operations, including restructuring, by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2016	2015	2016	2015
	(in thousands)		(in thousands)
Ireland	$54,597	$49,436	$114,148	$97,002
Rest of Europe	4,863	3,521	8,307	10,307
U.S.	11,826	12,592	22,610	22,447
Rest of World	2,641	2,582	4,872	5,049

Total	$73,927	$68,131	$149,937	$134,805

c) The distribution of income from operations, excluding restructuring, by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2016	2015	2016	2015
	(in thousands)		(in thousands)
Ireland	$58,326	$49,436	$117,877	$97,002
Rest of Europe	5,171	3,521	8,615	10,307
U.S.	11,826	12,592	22,610	22,447
Rest of World	2,698	2,582	4,929	5,049

Total	$78,021	$68,131	$154,031	$134,805

d) The distribution of property, plant and equipment, net, by geographical area was as follows:

	June 30,	December 31,
	2016	2015
	(in thousands)
Ireland	$105,892	$101,736
Rest of Europe	7,117	7,334
U.S.	31,750	34,520
Rest of World	6,228	6,628

Total	$150,987	$150,218

e) The distribution of depreciation and amortization by geographical area was as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2016	2015	2016	2015
	(in thousands)		(in thousands)
Ireland	$6,654	$4,915	$12,558	$9,828
Rest of Europe	1,820	1,946	3,535	4,214
U.S.	5,137	6,417	11,786	12,135
Rest of World	846	966	1,698	1,992

Total	$14,457	$14,244	$29,577	$28,169

f) The distribution of total assets by geographical area was as follows:

	June 30,	December 31,
	2016	2015	*
	(in thousands)
Ireland	$620,924	$663,060
Rest of Europe	421,570	343,733
U.S.	619,866	641,769
Rest of World	87,880	68,647

Total	$1,750,240	$1,717,209
* The December 31, 2015 Balance Sheet has been retrospectively restated as required to reflect the requirements of new guidance in respect of the presentation of debt issue costs.